RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 9 - RELATED PARTIES

A.	CAESARS:

On June 18, 2018, the Company entered into a license agreement with WHG (International) Ltd. (“WHG”), an affiliate of Caesars. Pursuant to the license agreement, the Company has granted WHG a sub-license to use the NeoSphere Platform (the “Licensed IP”) for a period of four years which was extended for a period of additional three years through 2026, to operate in the US iGaming market and additional jurisdictions agreed to by the parties. It was also agreed that Caesars will compensate the Company for the right to use the Licensed IP as well as costs associated with adjustments (“Developed IP”) required to be made to the Licensed IP so that the Licensed IP would be deemed complaint with specific market requirements and other market practices. Upon a change in control of the Company, WHG has the option (the “IP Option”) to convert the license into a perpetual license for a payment of £15.0 million. The Company has also agreed to provide WHG with the IP Option following the completion of a four-year period from the date of the term sheet. The fair value of the IP Option liability was valued with the assistance of a third-party appraiser to be approximately $3.45 million.

The Company’s total revenues from this license agreement in the year ended December 31, 2022 and 2021 amounted to approximately $14.3 million and $7.9 million, respectively. The outstanding amounts due under this license agreement as of December 31, 2022 and 2021 amounted to approximately $2.8 million and $0.8 million, respectively, and are included in trade receivables.

During 2018, the Company borrowed $4.0 million with a stated annual interest rate of 5.0% (the “First Loan”) and $2.0 million with a stated annual interest rate of 1.0% from the credit facility being made available by Caesars pursuant to the Investment and Framework Shareholders’ Agreement dated August 6, 2015. During 2019, the Company borrowed a total of $6.5 million with a stated annual interest rate of 1.0% from this credit facility. All three loans were due in August 2020; however, all the loans were extended in 2020 as described below.

In February 2020, the parties agreed to extend the original repayment schedule such that, all principal loan amounts are due for a full repayment (interest plus principal) on June 15, 2023 and the First Loan is due for repayment on June 30, 2021. The implied benefit of $2.5 million (reflecting the extension of the original repayment schedule) was accounted for as a modification of debt in accordance with IFRS 9, with a related party and therefore recorded in “Reserve with respect to funding transactions with related parties” in the statement of changes in equity (deficit) and was amortized as additional interest expense over the remaining period of the loans.

On September 18, 2020, the Company borrowed $2.5 million from the credit facility to partially early repay the principal of the First Loan. The loan bears an annual interest rate of 1.0%, which is below market interest rate, and is due in full on June 15, 2023. Therefore, the $0.6 million difference in discounted cash flows to be paid for the outstanding amount based on the market annual interest rate of 12% amounted to $1.9 million, and its face value was recorded directly into the statement of changes in equity (deficit) under “Reserve with respect to funding transactions with related parties” as “Benefit to the Company by an equity holder with respect to funding transactions” and will be amortized as additional interest expense over the period of the loan.

The difference in the interest rates between the calculated annual market interest rate of 12% and interest due on these loans was recorded as loan discounts to be amortized over the funding repayment period as additional finance expenses. Accordingly, the Company recorded interest expenses on the loans based on the fair value market interest rate of $1.5 million, $1.2 million and $1.4 million in 2022, 2021 and 2020, respectively.

During 2021, the Company paid $1.5 million. During 2022, the Company pre-paid the outstanding loan amount for a total of $11.3 million.

B.	Consultancy Agreement:

On June 1, 2015, Barak Matalon, a member of the Company’s board of directors and owner of more than 5% of the Company’s ordinary shares, entered into a consultancy service agreement with the Company and Aspire Group that calls for a monthly payment of NIS 45,000 (plus VAT) in consideration of services being rendered by Mr. Matalon to the Company. There was also a similar agreement with Aspire which ceased on December 31, 2022.

The consulting fees included, for the years ended December 31, 2022, 2021 and 2020 amounted to $240 thousand, $195 thousand and $158 thousand, respectively, and are included within general and administrative expenses.